Financial instruments (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Schedule of financial instruments categories and classes
Financial asset classification under IFRS 9
in € THOUS
	Categories under IAS 39	New classification under IFRS 9	Carrying amount under IAS 39	Adjusted carrying amount under IFRS 9

			December 31, 2017	December 31, 2017
Cash and cash equivalents	Not assigned to a category	Amortized cost	620.145	620.145
Cash and cash equivalents	Not assigned to a category	FVPL	357.964	357.964
Trade accounts and other receivables	Loans and receivables	Amortized cost	3.330.990	3.327.692
Trade accounts and other receivables	Not assigned to a category	Not classified	58.336	58.144
Accounts receivable from related parties	Loans and receivables	Amortized cost	111.643	111.643
Derivatives - cash flow hedging instruments(1)	Not assigned to a category	Not classified	561	561
Derivatives - not designated as hedging instruments(1)	FVPL	FVPL	113.713	113.713
Equity investments(1)	Available for sale	FVOCI	16.010	16.010
Equity investments(1)	Not assigned to a category	FVOCI	10.537	10.537
Equity investments(1)	Not assigned to a category	FVPL	7.259	7.259
Debt securities(1)	Available for sale	FVOCI	2.650	2.650
Debt securities(1)	Available for sale	Not classified	833	833
Other financial assets(1)	Loans and receivables	Amortized cost	131.279	129.929
Other financial assets(1)	Not assigned to a category	Not classified	78.368	78.132
Financial assets			4.840.288	4.835.212

(1) Included in Other current assets or Other non-current assets in the consolidated balance sheets.

Schedule of carrying value and fair value of financial instruments
Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2018	Carrying amount					Fair value
	Amortized cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	831.885	1.313.747	-	-	2.145.632	-	1.313.747	-
Trade accounts and other receivables	3.288.258	-	-	49.448	3.337.706	-	-	-
Accounts receivable from related parties	92.662	-	-	-	92.662	-	-	-
Derivatives - cash flow hedging instruments	-	-	-	1.492	1.492	-	1.492	-
Derivatives - not designated as hedging instruments	-	18.222	-	-	18.222	-	18.222	-
Equity investments	-	106.350	34.377	-	140.727	13.869	126.858	-
Debt securities	-	83.213	250.822	-	334.035	329.821	4.214	-
Other financial assets	144.838	-	-	107.125	251.963	-	-	-
Other current and non-current assets	144.838	207.785	285.199	108.617	746.439	-	-	-
Financial assets	4.357.643	1.521.532	285.199	158.065	6.322.439	-	-	-

Accounts payable	641.271	-	-	-	641.271	-	-	-
Accounts payable to related parties	153.781	-	-	-	153.781	-	-	-
Short-term debt and short-term debt from related parties	1.394.194	-	-	-	1.394.194	-	-	-
Long-term debt and capital lease obligations	6.115.890	-	-	36.144	6.152.034	4.227.684	2.022.057	-
Derivatives - cash flow hedging instruments	-	-	-	1.125	1.125	-	1.125	-
Derivatives - not designated as hedging instruments	-	18.911	-	-	18.911	-	18.911	-
Variable payments outstanding for acquisitions	-	172.278	-	-	172.278	-	-	172.278
Noncontrolling interest subject to put provisions	-	-	-	818.871	818.871	-	-	818.871
Other financial liabilities	1.467.767	-	-	-	1.467.767	-	-	-
Other current and non-current liabilities	1.467.767	191.189	-	819.996	2.478.952	-	-	-
Financial liabilities	9.772.903	191.189	-	856.140	10.820.232	-	-	-

(1) Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2017	Carrying amount						Fair value
	Loans and receivables	Amortized cost	FVPL	Available for sale	Not assigned to a category	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	-	-	-	-	978.109	978.109	-	357.964	-
Trade accounts and other receivables	3.330.990	-	-	-	58.336	3.389.326	-	-	-
Accounts receivable from related parties	111.643	-	-	-	-	111.643	-	-	-
Derivatives - cash flow hedging instruments	-	-	-	-	561	561	-	561	-
Derivatives - not designated as hedging instruments	-	-	113.713	-	-	113.713	-	113.713	-
Equity investments	-	-	-	16.010	17.796	33.806	16.010	17.796	-
Debt securities	-	-	-	3.483	-	3.483	-	3.483	-
Other financial assets	131.279	-	-	-	78.368	209.647	-	-	-
Other current and non-current assets	131.279	-	113.713	19.493	96.725	361.210	-	-	-
Financial assets	3.573.912	-	113.713	19.493	1.133.170	4.840.288	-	-	-

Accounts payable	-	590.493	-	-	-	590.493	-	-	-
Accounts payable to related parties	-	147.349	-	-	-	147.349	-	-	-
Short-term debt and short-term debt from related parties	-	769.279	-	-	-	769.279	-	-	-
Long-term debt and capital lease obligations	-	6.640.703	-	-	37.704	6.678.407	4.603.770	2.481.216	-
Derivatives - cash flow hedging instruments	-	-	-	-	3.209	3.209	-	3.209	-
Derivatives - not designated as hedging instruments	-	-	111.953	-	-	111.953	-	111.953	-
Variable payments outstanding for acquisitions	-	-	205.792	-	-	205.792	-	-	205.792
Noncontrolling interest subject to put provisions	-	-	-	-	830.773	830.773	-	-	830.773
Other financial liabilities	-	1.461.439	-	-	-	1.461.439	-	-	-
Other current and non-current liabilities	-	1.461.439	317.745	-	833.982	2.613.166	-	-	-
Financial liabilities	-	9.609.263	317.745	-	871.686	10.798.694	-	-	-

(1) Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Schedule of variable payments outstanding for acquisitions
Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS
	2018		2017		2016
	Variable payments outstanding for acquisitions	Noncontrolling interests subject to put provisions	Variable payments outstanding for acquisitions	Noncontrolling interests subject to put provisions	Variable payments outstanding for acquisitions	Noncontrolling interests subject to put provisions

Beginning balance at January 1,	205.792	830.773	223.504	1.007.733	51.125	791.075
Increase	19.051	53.731	21.128	85.322	195.701	83.063
Decrease	(15.734)	(50.706)	(32.764)	(121.057)	(25.826)	(1.785)
(Gain) Loss recognized in profit or loss	(36.327)	142.279	(2.685)	160.916	613	164.515
(Gain) Loss recognized in equity	-	(50.612)	-	(20.012)	-	115.627
Dividends	-	(139.742)	-	(164.404)	-	(169.260)
Foreign currency translation and other changes	(504)	33.148	(3.391)	(117.725)	1.891	24.498
Ending balance at December 31,	172.278	818.871	205.792	830.773	223.504	1.007.733

Schedule of significant net positions in foreign currencies
Significant currency pairs
in € THOUS
	Nominal amount	Average hedging rate

EUR/AUD	156.950	1,6108
EUR/USD	60.269	1,1836
EUR/ILS	40.084	4,3208

Schedule of derivative financial instruments valuation
Derivative financial instruments valuation
in € THOUS
	2018		2017
	Assets	Liabilities	Assets	Liabilities
Current
Foreign exchange contracts	1.434	(711)	531	(2.182)
Interest rate contracts	-	(414)	-	-

Non-current
Foreign exchange contracts	58	-	30	(11)
Interest rate contracts	-	-	-	(1.016)
Derivatives in cash flow hedging relationships	1.492	(1.125)	561	(3.209)

Current
Foreign exchange contracts	6.402	(7.091)	11.279	(9.520)

Non-current
Derivatives embedded in the Convertible Bonds	-	(11.820)	-	(102.434)
Share Options to secure the Convertible Bonds	11.820	-	102.434	-
Derivatives not designated as hedging instruments	18.222	(18.911)	113.713	(111.954)

Schedule of effect of derivatives on the consolidated financial statements
The effect of derivatives in cash flow hedging relationships on the consolidated financial statements in € THOUS
	Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	Location of reclassified amounts from AOCI	Amount reclassified from hedge reserve	Amount reclassified from cost of hedging

For the year ended December 31, 2018
Interest rate contracts	(105)	-	Interest income/expense	22.249	-
Foreign exchange contracts	5.029	(2.244)	thereof:
			Revenue	(423)	132
			Costs of revenue	(1.839)	799
			Inventories	(17)	(21)
Total	4.924	(2.244)		19.970	910

For the year ended December 31, 2017
Interest rate contracts	(388)	-	Interest income/expense	27.875	-
Foreign exchange contracts	2.001	-	Costs of revenue	(1.505)	-
Total	1.613	-		26.370	-

Schedule of expected timing for cash flows related to derivative financial instruments
Cash Flow from derivative financial instruments
in € THOUS
	Expected in period of

	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2018
Designated as hedging instrument	87	58	-	-
Not designated as hedging instrument	(689)	-	-	-

2017
Designated as hedging instrument	(2.370)	(530)	-	-
Not designated as hedging instrument	1.762	-	-	-

Schedule of non-discounted payments agreed by contract concerning derivative financial instruments
Payments agreed by contracts
in € THOUS
	Payments due by period of

	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2018
Accounts payable	641.271	1	-	-
Accounts payable to related parties	153.781	-	-	-
Other current financial liabilities	1.467.766	-	-	-
Short-term debt(1)	1.394.194	-	-	-
Long-term debt and capital lease obligations (2) (3)	209.189	1.211.250	1.145.979	63.734
Bonds	1.127.532	1.514.989	677.500	880.939
Variable payments outstanding for acquisitions	57.217	69.918	33.221	30.576
Noncontrolling interests subject to put provisions	494.576	183.396	66.324	107.857
Letters of credit	12.413	12.322	-	-
Derivative financial instruments - in cash flow hedging relationships	1.347	-	-	-
Derivative financial instruments - not designated as hedging instrument	7.091	11.820	-	-

2017
Accounts payable	590.493	11	-	-
Accounts payable to related parties	147.349	-	-	-
Other current financial liabilities	1.461.428	-	-	-
Short-term debt (1)	769.279	-	-	-
Long-term debt and capital lease obligations(2) (3)	198.585	1.463.857	1.328.177	66.063
Bonds	946.099	1.613.103	1.532.235	365.213
Variable payments outstanding for acquisitions	15.921	87.533	116.776	16.918
Noncontrolling interests subject to put provisions	473.189	200.299	81.424	115.960
Letters of credit	-	59.404	1.409	-
Derivative financial instruments - in cash flow hedging relationships	2.901	560	-	-
Derivative financial instruments - not designated as hedging instrument	9.523	102.434	-	-

(1) Includes amounts from related parties.
(2) Future interest payments for financial liabilities with variable interest rates were calculated using the latest interest rates fixed prior to December 31, 2018 and 2017.
(3) Excluding Bonds.